FINANCIAL DEBT WITH THIRD PARTIES - SENIOR SECURED NOTES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Senior Secured Notes, undiscounted cash flows	$ 498,000	$ 522,500